FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	$ 375,451	$ 339,441
Other non-current financial liabilities	5,155,371	5,374,864
Other financial liabilities	5,530,822	5,714,305
Current lease liabilities	36,784	49,603
Non-current lease liabilities	227,440	113,701
Lease liabilities	264,224	163,304
Trade and other current payables	827,118	741,034
Trade and other non-current payables	26,847	2,272
Trade and other payables	853,965	743,306
Current financial liabilities	1,239,353	1,130,078
Non-current financial liabilities	5,409,658	5,490,837
Financial liabilities	6,649,011	6,620,915
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	141,110	59,007
Current lease liabilities	11,339	13,204
Trade and other current payables	809,813	731,659
Current financial liabilities	962,262	803,870
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	234,341	280,434
Current lease liabilities	25,445	36,399
Trade and other current payables	17,305	9,375
Current financial liabilities	277,091	326,208
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,179,704	3,694,319
Non-current lease liabilities	142,630	43,159
Trade and other non-current payables	21,102	0
Non-current financial liabilities	3,343,436	3,737,478
Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	947,217	582,606
Non-current lease liabilities	38,906	26,083
Trade and other non-current payables	0	0
Non-current financial liabilities	986,123	608,689
Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,028,450	1,097,939
Non-current lease liabilities	45,904	44,459
Trade and other non-current payables	5,745	2,272
Non-current financial liabilities	1,080,099	1,144,670
Bonds obligations [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	95,550	90,371
Other non-current financial liabilities	4,417,909	4,335,662
Other financial liabilities	4,513,459	4,426,033
Financial liabilities	1,116,083	1,034,023
Bonds obligations [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	29,114	29,114
Bonds obligations [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	66,436	61,257
Bonds obligations [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,050,047	3,503,450
Bonds obligations [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	782,344	257,362
Bonds obligations [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	585,518	574,850
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	277,794	248,835
Other non-current financial liabilities	662,883	743,121
Other financial liabilities	940,677	991,956
Bank Borrowings [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	109,889	29,658
Bank Borrowings [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	167,905	219,177
Bank Borrowings [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	129,657	190,869
Bank Borrowings [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	164,873	325,244
Bank Borrowings [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	368,353	227,008
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	812,838	738,457
Trade and other non-current payables	20,116	2,272
Trade and other payables	832,954	740,729
Trade and other payables [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	795,533	729,082
Trade and other payables [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	17,305	9,375
Trade and other payables [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	17,654	0
Trade and other payables [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Trade and other payables [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	2,462	2,272
Accounts payable to related companies [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	14,280	2,577
Trade and other non-current payables	6,731	0
Trade and other payables	21,011	2,577
Accounts payable to related companies [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	14,280	2,577
Accounts payable to related companies [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	0	0
Accounts payable to related companies [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	3,448	0
Accounts payable to related companies [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Accounts payable to related companies [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	3,283	0
Swap and forward [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	2,107	235
Other non-current financial liabilities	74,579	296,081
Other financial liabilities	76,686	296,316
Swap and forward [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	2,107	235
Swap and forward [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	0	0
Swap and forward [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0	0
Swap and forward [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0	0
Swap and forward [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	74,579	296,081
Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	36,784	49,603
Non-current lease liabilities	227,440	113,701
Lease liabilities	264,224	163,304
Lease Liablities [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	11,339	13,204
Lease Liablities [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	25,445	36,399
Lease Liablities [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	142,630	43,159
Lease Liablities [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	38,906	26,083
Lease Liablities [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	$ 45,904	$ 44,459